                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2/A
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2
                                 Final Filing


1. Name and address of issuer:                 The Victory Funds
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219-3035
                                   --------------------------------------------
2. Name of each series or class of funds for which this notice is filed:

                                   See Attached

3. Investment Company Act File Number:    811-03378
                                          -----------------------
   Securities Act File Number:   2-75736
                                 --------------------------

4. Last day of the fiscal year for which this notice is filed:  June 5, 1995
                                                               --------------

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuers 24F-2 declaration:
                                           [  ]


6. Date of termination of issuer's declaration under rule 24F-2 (a)(1), if applicable:

                     ----------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                      0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:
                                 0
                     ----------------------------

9. Number and aggregate sale price of securities sold during the fiscal year:
                               Shares                   (1,479,840,930.00)
                               Price                   ($1,747,784,461.00)
                     ----------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2,

                               Shares                   (1,479,840,930.00)
                               Price                   ($1,747,784,461.00)
                     ----------------------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                             NOT AVAILABLE
                     ----------------------------


12. Calculation of registration fee:

         (i) Aggregate sale price of securities sold during
             the fiscal year in reliance on rule 24F-2          $846,696,384.00
                                                             ------------------

        (ii) Aggregate price of shares issued in connection
             with dividend reinvestment plans:                            $0.00
                                                             ------------------

       (iii) Aggregate price of shares redeemed or repurchased
             during the fiscal year:                          $2,594,480,845.00
                                                             ------------------

        (iv) Aggregate price of shares redeemed or repurchased
             and previously applied as a reduction to filing fees
             pursuant to rule 24F-2:                                      $0.00
                                                             ------------------

         (v) Net aggregate price of securities sold and issued
             during the fiscal year in reliance on rule 24F-2:
                                                             ($1,747,784,461.00)
                                                             ------------------

        (vi) Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable law
             or registration:                                             /2900
                                                             ------------------

       (vii) Fee Due:                                                     $0.00
                                                             ------------------

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
                                        [     ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                 SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*   /s/ Martin R. Dean
                                 --------------------------------

                                 Martin R. Dean, Treasurer
                                 --------------------------------

     Date     12-28-95
          ----------------

* Please print the name and title of the signing officer below the signature.

THE VICTORY FUNDS
-----------------

Institutional Money Market Portfolio (1)

US Treasury Money Market Portfolio (1)

Short-Term Government Income Portfolio (1)

Government Bond Portfolio Class A (1)

Government Bond Portfolio Class B (1)

Corporate Bond Portfolio (1)

National Municipal Bond Portfolio Class A (1)

National Municipal Bond Portfolio Class B (1)

Equity Portfolio (1)

Equity Income Portfolio (1)

Aggressive Growth Portfolio (1)

Foreign Markets Portfolio (1)

Financial Reserves Portfolio (2)

Fund for Income Portfolio (2)

New York Tax-Free Portfolio Class A (2)

New York Tax-Free Portfolio Class B (2)

Ohio Municipal Money Market Portfolio (3)

1) Data on Form 24f-2 represents data for the short period from May 1, 1995 to June 5, 1995
2) Data on Form 24f-2 represents data for the short period from November 1, 1994 to June 5, 1995
3) Data on Form 24f-2 represents data for the short period from September 1, 1994, to June 5, 1995

              KRAMER, LEVIN,  NAFTALIS, NESSEN, KAMIN & FRANKEL

                              919 THIRD AVENUE

                         NEW YORK, N.Y. 10022-3852


                                                                     FAX

                                                                (212) 715-8000
                                                               December 26, 1995


The Victory Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035


                Re:  The Victory Funds - Registration No. 2-75736


Gentlemen:


        We have acted as counsel to The Victory Funds (the "Company"), a Massachusetts business trust created under a written Declaration of Trust dated and executed November 30, 1981, and delivered in Boston, Massachusetts on January 6, 1982, as amended and restated on August 24, 1982 and subsequently amended on January 4, 1983, April 30, 1993 and June 29, 1993 (as amended, the "Declaration of Trust"), in connection with the public offering of the Company's transferable shares of beneficial interest without par value, and on various other securities and general corporate matters. The Trustees of the Trust have the powers set forth in the Declaration of Trust, subject to the terms, provisions and conditions therein provided. Under Article III,
Section 1 of the Declaration of Trust, the number of shares of beneficial interest authorized to be issued under the Declaration of Trust is unlimited and the Trustees are authorized to divide the shares into one or more series of shares and one or more classes thereof as they deem necessary or desirable. Under Article III, Section 3, the Trustees may issue shares of any series or class for such consideration and on such terms as they may determine without action or approval of shareholders.

        Pursuant to Article III, Section 1, the Trustees established fourteen separate series of shares, designated "Institutional Money market Portfolio," "U.S. Treasury Money Market Portfolio," "Short-Term Government Income Portfolio," "Government Bond Portfolio,"

KRAMER, LEVIN, NAFTALIS, NESSEN, KAMIN & FRANKEL

The Victory Funds
December 26, 1995
Page 2



"Corporate Bond Portfolio," "Equity Portfolio," "National Municipal Bond Portfolio," "Equity Income Portfolio," "Aggressive Growth Portfolio," "Foreign Markets Portfolio," "Fund for Income Portfolio," "N.Y. Tax-Free Portfolio," "Ohio Municipal Money Market Portfolio," and "Financial Reserves Portfolio" (collectively, the "Funds").

        We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Company has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933. We further understand that, pursuant to the provisions of Rule 24f-2, on or about August 5, 1995, the Company filed with the Securities and Exchange Commission (the "Commission") a Notice making definite the registration of shares of beneficial interest of the Funds (the "Shares") sold in reliance upon Rule 24f-2 during the fiscal period ended June 5, 1995, and that the Company is filing with the Commission the Amended Notice attached hereto concerning the Shares.

        We note that on June 5, 1995, the Financial Reserves Portfolio, Fund For Income Portfolio, Government Bond Portfolio, Institutional Money Market Portfolio, National Municipal Bond Portfolio, New York Tax-Free Portfolio and Ohio Municipal Money Market Portfolio (collectively, the "Portfolios") were reorganized as newly-created funds of The Victory Portfolios (Registration No. 33-8982) the "Successor Funds") and that the Successor Funds may continue to utilize the redemption credits of the Portfolios, as described in a letter dated April 24, 1995 (Ref. No. 95-56-CC) to The Victory Portfolios from the Staff of the Commission.

        We have reviewed, insofar as it relates or pertains to the Company, the Company's Registration Statement on Form N-1A filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, as amended to the date hereof, pursuant to which Shares were sold (the "Registration Statement"). We have also examined originals or copies of certified or otherwise identified to our satisfaction of such documents, corporate records and other instruments we have deemed necessary or appropriate for the purpose of this opinion. For purposes of such examination, we have assumed the genuineness of all signatures and original documents and the conformity to the original documents of all copies submitted.

        We are members only of the New York Bar and do not purport to be experts on the laws of any other state. Our opinion herein as to Massaschusetts law is based upon a limited inquiry thereof which we have deemed appropriate under the circumstances.

        Based upon the foregoing, we are of the opinion that the Shares have been duly and validly authorized and, assuming that the Shares have been issued and sold in accordance with the Company's Declaration of Trust and Registration Statement, and that the consideration

KRAMER, LEVIN, NAFTALIS, NESSEN, KAMIN & FRANKEL


The Victory funds
December 26, 1995
Page 3


received therefor was not less than the par value thereof, the Shares which the Rule 24f-2 Notice attached hereto makes definite in number were legally issued, fully paid and non-assessable.

        We consent to the filing of this opinion with the Rule 24f-2 Notice attached hereto.



                                        Very truly yours,


                                      /s/ Kramer, Levin, Naftalis,
                                          Nessen, Kamin & Frankel